SCHEDULE OF OIL AND GAS ACTIVITIES (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Extractive Industries [Abstract]
Oil and gas property – subject to amortization	$ 28,035,019	$ 28,740,479
Accumulated depletion	(9,064,212)	(9,411,476)
Accumulated impairment	(11,859,183)	(11,859,183)
Oil and gas property – subject to amortization, net	7,111,624	7,469,820	$ 3,604,480	$ 1,338,987
Oil and gas property – not subject to amortization	1,155,439	1,151,804
Accumulated impairment
Oil and gas property – not subject to amortization, net	$ 1,155,439	$ 1,151,804